Related Party Disclosures - Summary of Compensation of Key Management Personnel (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020 shares
Disclosure Of Transactions Between Related Parties [Abstract]
Share-based payment, ordinary shares	4,534